Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	For the Years Ended December 31,
	2021	2020	2019
Current	$(1,535,193)	$(77,110)	$(123,001)
Deferred	129,034	-	-
Less from discontinued operations	$-	$(767)	$(58,386)
Total from continuing operations	$(1,406,159)	$(76,343)	$(64,615)

Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
	For the Years Ended December 31,
	2021	2020	2019
Statutory income tax rate	25%	25%	25%
Tax effect of different tax rates in other jurisdictions	3%	3%	3%
Changes in valuation allowance	-%	(21)%	(24)%
Effective tax rate	28%	8%	5%

Schedule of cumulative net operating losses carried forward
	For the Years Ended December 31,
	2021	2020	2019
PRC Region	$508,737	$445,060	$424,478
HK Region	-	45,090	338,255
Singapore Region	3,385	-	-
Less from discontinued operation of PRC	$-	$-	$(127,171)
Total cumulative net operating loss carry-forward from continuing operation	$512,122	$490,150	$889,904

Schedule of net deferred tax assets
	December 31,	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carry-forwards	$129,034	$111,265
Total of deferred tax assets	129,034	111,265
Less: valuation allowance	-	(111,265)
Net deferred assets	$129,034	$-

Schedule of unrecognized tax benefits related to the Company's uncertain tax positions
	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Gross beginning balance	$1,638,673	$1,562,330	$1,483,745
Gross increase to tax positions in the current period	1,321,482	76,343	123,001
Gross increase to tax position in the prior period	-	-	-
Gross decrease to tax position in the prior period	-	-	-
Lapse of statute limitations	-	-	-
Less from discontinued operations	$-	$-	$(44,416)
Gross ending balance from continuing operations	$2,960,155	$1,638,673	$1,562,330